Risk management - Aging analysis (past due but performing): Business lending portfolio by geographic area, outstandings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	€ 967,655	€ 951,934
Business lending
Disclosure of credit risk exposure [line items]
Financial assets	7,659	8,121
Business lending | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	6,452	7,331
Increase (decrease) in financial assets	(879)
Business lending | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	629	727
Increase (decrease) in financial assets	515
Business lending | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	575	60
Business lending | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets	4	3
Business lending | Past due but performing
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	(462)
Business lending | UK
Disclosure of credit risk exposure [line items]
Financial assets	639	1,863
Business lending | UK | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	579	1,676
Increase (decrease) in financial assets	(175)
Business lending | UK | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	49	178
Business lending | UK | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	10	8
Business lending | UK | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Business lending | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	1,736	1,159
Business lending | Belgium | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	1,147	1,036
Increase (decrease) in financial assets	(1,097)
Business lending | Belgium | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	77	108
Business lending | Belgium | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	512	16
Business lending | Belgium | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Business lending | Netherlands
Disclosure of credit risk exposure [line items]
Financial assets	303	856
Business lending | Netherlands | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	302	586
Increase (decrease) in financial assets	177
Business lending | Netherlands | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	1	270
Business lending | Netherlands | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
Business lending | Netherlands | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets		1
Business lending | Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	775	574
Business lending | Luxembourg | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	730	553
Business lending | Luxembourg | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	30	16
Business lending | Luxembourg | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	15	4
Business lending | Luxembourg | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Business lending | Poland
Disclosure of credit risk exposure [line items]
Financial assets	329	102
Business lending | Poland | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	279	94
Increase (decrease) in financial assets	185
Business lending | Poland | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	35	5
Business lending | Poland | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	14	2
Business lending | Poland | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets		1
Business lending | Germany
Disclosure of credit risk exposure [line items]
Financial assets		96
Business lending | Germany | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets		95
Business lending | Germany | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
Business lending | Germany | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets		1
Business lending | Germany | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Business lending | Spain
Disclosure of credit risk exposure [line items]
Financial assets	90	41
Business lending | Spain | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	83	36
Business lending | Spain | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	6	5
Business lending | Spain | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
Business lending | Spain | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Business lending | France
Disclosure of credit risk exposure [line items]
Financial assets	60	7
Business lending | France | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	44	5
Business lending | France | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	16
Business lending | France | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets		2
Business lending | France | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Business lending | Rest of Europe
Disclosure of credit risk exposure [line items]
Financial assets	715	629
Business lending | Rest of Europe | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	474	571
Business lending | Rest of Europe | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	239	57
Business lending | Rest of Europe | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	1	1
Business lending | Rest of Europe | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets	1	1
Business lending | America
Disclosure of credit risk exposure [line items]
Financial assets	1,986	2,146
Business lending | America | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	1,901	2,076
Increase (decrease) in financial assets	(284)
Business lending | America | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	67	71
Business lending | America | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	19
Business lending | America | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Business lending | Asia
Disclosure of credit risk exposure [line items]
Financial assets	601	302
Business lending | Asia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	553	276
Increase (decrease) in financial assets	277
Business lending | Asia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	48
Business lending | Asia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets		25
Business lending | Asia | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
Business lending | Australia
Disclosure of credit risk exposure [line items]
Financial assets	426	345
Business lending | Australia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	359	327
Business lending | Australia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	61	17
Business lending | Australia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	4
Business lending | Australia | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets	€ 2	€ 1